Loans Payable (Details) - USD ($)																																													3 Months Ended		12 Months Ended
	Jun. 30, 2025	May 07, 2025	Mar. 31, 2025	Feb. 25, 2025	Feb. 11, 2025	Feb. 07, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 12, 2024	Dec. 11, 2024	Nov. 21, 2024	Nov. 19, 2024	Nov. 18, 2024	Sep. 30, 2024	Sep. 27, 2024	Sep. 25, 2024	Aug. 29, 2024	Jul. 29, 2024	Jun. 06, 2024	May 02, 2024	Mar. 31, 2024	Mar. 11, 2024	Mar. 07, 2024	Feb. 20, 2024	Dec. 22, 2023	Oct. 30, 2023	Oct. 23, 2023	Sep. 22, 2023	Jun. 27, 2023	Jun. 05, 2023	Mar. 28, 2023	Feb. 13, 2023	Feb. 10, 2023	Nov. 18, 2022	Nov. 02, 2022	Oct. 31, 2022	Sep. 28, 2022	Sep. 21, 2022	Sep. 18, 2022	Sep. 01, 2022	Aug. 31, 2022	Jan. 10, 2022	Jun. 08, 2021	Feb. 27, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 26, 2025	Feb. 10, 2025	Jan. 14, 2025	Dec. 01, 2024	Nov. 11, 2024	Jul. 11, 2023	Jun. 14, 2023	May 28, 2023
Loans Payable [Line Items]
Net purchase price																																										$ 3,000,000
Total fees											$ 28,750
Principal amount paid																																															$ 65,452
Loan balance							$ 560,000										$ 90,116			$ 566,150							$ 175,314																				560,000				$ 100,000
Average amount borrowings																						$ 50,000																									$ 346,529	$ 503,500
Weighted average effective interest rate																																															92.20%	85.36%
Outstanding balance							988,336														$ 1,076,607																										$ 988,336	$ 409,443
Principal amount																																																	$ 111,111
Purchase amount																																										$ 4,395,230
Annual interest rate																																																						8.00%
Total payments of loan																						$ 75,000
Loan bears interest rate																		8.00%
Loan bears interest paid											331,388					$ 195,806		$ 50,000																																			$ 150,000
First installment payable			$ 115,000
Principal amount																			$ 288,750																			$ 100,000
Pay a weekly installment																			$ 15,056
Gross policy premium and related fees																																$ 4,812							$ 35,508
Financed cost																																														$ 1,044,980	1,044,980
Monthly installments payable																																$ 481							$ 3,065																	$ 15,000
interest expense for short term loans																																													152,993	160,919	633,089	406,442
Outstanding amount			71,374				80,238																																						71,374		80,238	114,621
Outstanding amount of building loan			2,750,621				2,771,645																																								2,771,645	2,852,597
Redone and Deyin Chen [Member]
Loans Payable [Line Items]
Accounts receivable																																									$ 1,065,000
Capital Management Institution D [Member]
Loans Payable [Line Items]
Accounts receivable																																				$ 100,000
Net purchase price																																				149,000
Total fees																																				$ 10,000
Effective interest rate																																				85.25%
Purchase percentage																																				20.00%
Estimated daily payment amount																																				$ 1,490
Forecast [Member]
Loans Payable [Line Items]
First installment payable	$ 115,000
Factor H [Member]
Loans Payable [Line Items]
Accounts receivable													$ 1,167,200							1,240,150							768,500
Net purchase price													752,000							807,500							503,500
Total fees													48,000							42,500							26,500
Monthly installments													$ 32,000							$ 41,000							22,814.84
Final payment																											$ 38,500
Interest rate													94.98%							93.05%							85.36%
Principal amount paid																																														181,950
Loan balance																				$ 566,150							$ 175,314
Payment of loan principal																																													29,194
Factor I [Member]
Loans Payable [Line Items]
Accounts receivable									$ 319,500								213,000
Net purchase price									213,750								142,500
Total fees									11,250								7,500
Monthly installments									$ 13,313								$ 8,192
Interest rate									84.03%								84.22%
Principal amount paid																																													70,777
Loan balance																	$ 90,116
Factor J [Member]
Loans Payable [Line Items]
Accounts receivable					$ 94,250										$ 72,500
Net purchase price					61,070										47,470
Total fees					3,930										2,530
Monthly installments					$ 6,732										$ 3,021																														28,838
Interest rate					89.54%										88.98%
Principal amount paid																																													12,437		18,632
Loan balance																																																		$ 18,125
Factor K [Member]
Loans Payable [Line Items]
Accounts receivable					$ 147,000									$ 181,250
Net purchase price					92,605									115,955
Total fees					7,395									9,045
Monthly installments					$ 10,500									$ 7,552
Interest rate														94.36%																					96.04%
Principal amount paid																																													66,404		49,551
Loan balance														$ 37,760
Loan Agreement [Member]
Loans Payable [Line Items]
Borrowed principal amount																										$ 100,000
Peng Zhang [Member]
Loans Payable [Line Items]
Loan balance			560,000				560,000																																						560,000		560,000
Loan agreement percentage																							2.50%
Principal amount																							$ 1,405,000
Loan interest rate																							10.00%
Purchase amount																																															500,000
Convert ion amount												$ 345,000
Loan balance shares (in Shares)												130,682
Conversion price per share (in Dollars per share)												$ 2.64
Seven Promissory Notes [Member]
Loans Payable [Line Items]
Borrowed principal amount																								$ 380,000	$ 380,000			$ 380,000	$ 380,000	$ 380,000	$ 380,000		$ 380,000
Interest rate																								0.00%	0.00%			0.00%	0.00%	0.00%	0.00%		0.00%
First Payment [Member]
Loans Payable [Line Items]
Payment of loan principal										$ 230,000
Merchants [Member]
Loans Payable [Line Items]
Total fees											28,750
Interest rate																90.22%			90.22%
Loan bears interest paid																$ 195,806
Payment of loan principal																																																326,233
Principal amount											575,000
Effective interest rate																																									105.19%
Repayment of principal loan																																													0
Factor A [Member]
Loans Payable [Line Items]
Net purchase price																																									$ 712,500
Total fees																																									37,500
Monthly installments																																									$ 26,625
Factor B [Member]
Loans Payable [Line Items]
Accounts receivable																																								$ 458,500
Net purchase price																																								339,465
Total fees																																								10,500
Payment of loan principal																																																262,157
Weekly installment																																								$ 8,817.31
Effective interest rate																																								55.79%
Factor C [Member]
Loans Payable [Line Items]
Accounts receivable																																				675,000
Net purchase price																																				485,000
Total fees																																				15,000
Weekly installment																																				$ 16,071
Visiontech [Member]
Loans Payable [Line Items]
Payment of loan principal																																																367,632
Effective interest rate																																				106.56%
Visiontech [Member] | Capital Management Institution D [Member]
Loans Payable [Line Items]
Payment of loan principal																																																68,868
Factor E [Member]
Loans Payable [Line Items]
Accounts receivable																																			$ 374,750
Net purchase price																																			225,000
Monthly installments																																			15,615
Final payment																																			$ 25,000
Payment of loan principal																																																188,441
Effective interest rate																																			84.67%
Factor F [Member]
Loans Payable [Line Items]
Accounts receivable																																		$ 206,113
Net purchase price																																		123,750
Total fees																																		13,750
Monthly installments																																		$ 8,588
Payment of loan principal																																																110,977
Effective interest rate																																		89.96%
Factor G [Member]
Loans Payable [Line Items]
Accounts receivable																																		$ 206,113
Net purchase price																																		123,750
Total fees																																		13,750
Monthly installments																																		$ 8,588
Payment of loan principal																																																110,977
Effective interest rate																																		89.96%
Visiontech And Hydroman [Member]
Loans Payable [Line Items]
interest expense for short term loans																																													652,721	123,913	$ 1,375,069	428,159
Long Term Debts Auto Loans [Member]
Loans Payable [Line Items]
Payment of loan principal																																													$ 8,865	8,439		32,733
Maturity date																																													Feb. 28, 2026		Feb. 28, 2026
Secured Business Loan [Member]
Loans Payable [Line Items]
Outstanding amount of building loan			3,099,578				3,127,742																																								$ 3,127,742	3,281,526
Investors																																																							$ 3,700,000
Business Loan [Member]
Loans Payable [Line Items]
Payment of loan principal																																													$ 28,164	36,123	$ 153,784	57,020
Maturity date																																													Jul. 01, 2033		Jul. 01, 2033
Factor K One [Member]
Loans Payable [Line Items]
Principal amount paid																																													$ 13,316
Factor L [Member]
Loans Payable [Line Items]
Accounts receivable				$ 280,770		$ 183,750
Net purchase price				177,630		107,500
Total fees				13,370		8,750
Monthly installments				$ 17,550		13,125
Interest rate																																				113.58%
Principal amount paid																																													116,250
Loan balance						$ 137,500
Effective interest rate				95.63%
Factor L One [Member]
Loans Payable [Line Items]
Principal amount paid																																													22,068
Building [Member]
Loans Payable [Line Items]
Payment of loan principal																																													21,024	20,027	$ 80,952	78,077
Monthly installments payable			15,165				15,165																																						15,165		15,165
Vehicles [Member]
Loans Payable [Line Items]
Net purchase price																																												$ 55,202
Purchase amount																																												68,802
Monthly installments payable																																												$ 1,014
Second Vehicle [Member]
Loans Payable [Line Items]
Net purchase price																																											$ 73,814
Purchase amount																																											86,114
Monthly installments payable																																											$ 1,172
Third Vehicle [Member]
Loans Payable [Line Items]
Net purchase price																																					$ 56,440
Purchase amount																																					62,230
Monthly installments payable			1,107																																		$ 1,107								1,107
Third Vehicle [Member] | Long Term Debts Auto Loans [Member]
Loans Payable [Line Items]
Payment of loan principal																																															34,382
Agile Capital Funding, LLC and Agile Lending, LLC [Member]
Loans Payable [Line Items]
Total fees																15,000
Monthly installments											$ 29,982					16,425
Interest rate											90.80%
Borrowed principal amount																$ 315,000
Loan bears interest paid											$ 331,388
Agile Capital Funding, LLC and Agile Lending, LLC [Member] | Merchants [Member]
Loans Payable [Line Items]
Principal amount paid																																															275,000
Payment of loan principal																																													0
WebBank [Member]
Loans Payable [Line Items]
Monthly installments																																						$ 2,244.38
Payment of loan principal																																																76,064
Effective interest rate																																						31.22%
Hydroman and ClassicPlan Premium Financing Inc [Member]
Loans Payable [Line Items]
Payment of loan principal																																																14,922
Effective interest rate																																							10.80%
Hydroman and First Insurance Funding [Member]
Loans Payable [Line Items]
Payment of loan principal																																																4,812
Effective interest rate																																16.85%
Independent Third Party [Member]
Loans Payable [Line Items]
Average amount borrowings			100,000				$ 100,000																																								100,000	100,000
Interest rate																										12.00%
Factor H [Member]
Loans Payable [Line Items]
Principal amount paid																																															409,443
Factor H [Member] | Factor H [Member]
Loans Payable [Line Items]
Principal amount paid																																																$ 94,057
Factor H One [Member]
Loans Payable [Line Items]
Principal amount paid																																															807,500
Factor H Two [Member]
Loans Payable [Line Items]
Principal amount paid																																															66,828
Factor I [Member]
Loans Payable [Line Items]
Principal amount paid																																															142,500
Factor I One [Member]
Loans Payable [Line Items]
Principal amount paid																																															5,829
Nature’s Miracles [Member]
Loans Payable [Line Items]
Principal amount																																																						$ 125,000
Merchants [Member]
Loans Payable [Line Items]
Principal amount paid																																													0	$ 0	300,000
Visiontech and ClassicPlan Premium Financing, Inc. [Member]
Loans Payable [Line Items]
Interest rate																																																				22.57%
Principal amount paid																																													76,776		$ 1,088
Payment of loan principal																																													3,387
Gross policy premium and related fees																																																				$ 15,465
Amount financed against policy premium and related fees																																																				10,559
Premium financing agreement installment payable																																																				$ 1,286
Maximcash Solutions LLC [Member]
Loans Payable [Line Items]
Principal amount paid																																													$ 64,311
Loan balance								$ 15,430
Borrowed principal amount								$ 401,190
Interest rate								59.40%
Loan interest rate								51.64%
Principal amount								$ 311,000
Loan origination fee								$ 11,000
Number of shares issuable for loan default (in Shares)								311,000
Redone and Deyin Chen (Bill) [Member]
Loans Payable [Line Items]
Financed cost																																$ 4,461							$ 26,387
Subsequent Event [Member]
Loans Payable [Line Items]
Total fees		$ 12,750
Loan bears interest rate		14.00%
First installment payable			$ 115,000
Administrative Agent Fee [Member]
Loans Payable [Line Items]
Total fees																			$ 13,750